Royalties Paid	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Royalties Paid

30.	ROYALTIES PAID
	Amount owing at beginning of the year	(13.9)	(12.5)	(16.3)
	Royalties	(105.0)	(73.7)	(62.5)
	Amount owing at end of the year	17.7	13.9	12.5
	Translation	(1.3)	—	0.8

	Total royalties paid	(102.5)	(72.3)	(65.5)